Retirement Plans Fair Value Inputs, Assets, Quantitative Information (Details) (Fair Value, Inputs, Level 3 [Member], Fair Value, Measurements, Recurring [Member])	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Private Equity Funds [Member] | Minimum [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Weighted Average Cost of Capital	8.80%	7.30%
Fair Value Inputs, Residual Growth Rate	1.00%	1.50%
Fair Value Inputs, Long-term Revenue Growth Rate	2.20%	1.60%
Private Equity Funds [Member] | Minimum [Member] | Market Comparable Companies [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Earnings before Interest, Taxes, Depreciation, and Amortization Multiple	7.0	4.8
Private Equity Funds [Member] | Maximum [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Weighted Average Cost of Capital	16.10%	20.00%
Fair Value Inputs, Residual Growth Rate	4.00%	4.00%
Fair Value Inputs, Long-term Revenue Growth Rate	6.60%	9.10%
Private Equity Funds [Member] | Maximum [Member] | Market Comparable Companies [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Earnings before Interest, Taxes, Depreciation, and Amortization Multiple	13.2	14.5
Real Estate Funds [Member] | Minimum [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Rental Rate Factor	0.00%	0.00%
Fair Value Inputs, Capitalization Rates	5.00%	5.00%
Fair Value Inputs, Discount Rate	7.00%	7.00%
Fair Value Inputs, Inflation Rate	0.00%	0.00%
Real Estate Funds [Member] | Maximum [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Rental Rate Factor	25.00%	25.00%
Fair Value Inputs, Capitalization Rates	8.00%	8.00%
Fair Value Inputs, Discount Rate	9.00%	9.00%
Fair Value Inputs, Inflation Rate	5.00%	5.00%